2015 Equity Incentive Plan (Narrative) (Details) - Shares - shares	Aug. 08, 2016	Aug. 04, 2016	Apr. 27, 2016	Apr. 22, 2016	Jan. 14, 2016	Dec. 15, 2015	Oct. 14, 2015	Oct. 08, 2015
2015 Equity Incentive Plan
Shares reserved for issuance (in Shares)								15,000,000
Number of shares of common stock authorized for issuance pursuant to the 2015 Plan (in shares)							15,000,000
Number of shares of common stock issuable under the 2015 Plan (in Shares)		28,000,000		23,000,000	23,000,000	15,000,000
Number of shares of common stock issuable under the 2015 Plan was increased pursuant to Amendment No. 1 to the 2015 Plan (in Shares)		50,000,000		28,000,000	28,000,000	23,000,000
Number of additional shares filed with the SEC under registration statement (in Shares)	22,000,000		5,000,000		8,000,000